Intangible assets	9 Months Ended
Sep. 30, 2024
Intangible assets
Intangible assets

7. Intangible assets

Intangible assets as at September 30, 2024 are as follows:

Cost	Innovet	Prismic	Lucid	Total
As at December 31, 2022	750,000	19,201,493	6,314,571	26,266,064
Impairment	(750,000)	(19,201,493)	—	(19,951,493)
As at December 31, 2023 and September 30, 2024	—	—	6,314,571	6,314,571

Accumulated amortization
As at December 31, 2022	229,933	13,457,622	538,220	14,225,775
Amortization	39,971	1,904,348	420,664	2,364,983
Impairment	(269,904)	(15,361,970)	—	(15,631,874)
As at December 31, 2023	—	—	958,884	958,884
Amortization	—	—	315,786	315,786
As at September 30, 2024	—	—	1,274,670	1,274,670

Net book value
As at December 31, 2023	—	—	5,355,687	5,355,687
As at September 30, 2024	—	—	5,039,901	5,039,901

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.